Vanguard Long-Term Treasury Fund Investment Risks - Retail Prospectus [Member] - Vanguard Long-Term Treasury Fund	Jan. 31, 2025
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are more sensitive to interest rate changes than are the prices of shorter-term bonds.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be low for the Fund because it invests primarily in long-term bonds.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.
Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives risk. The Fund may invest in derivatives, which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.